Note 18 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (962)	$ (1,383)
Balance, December 31, 2019	14,423
Less: current portion	6,269	12,005
Non-current portion	8,154	1,281
Fair Value, Inputs, Level 3 [Member]
Balance, December 31, 2018	13,286
Amounts recognized on acquisitions	10,611
Amounts recognized on acquisitions of management contracts	1,751
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(503)	(167)
Resolved and settled in cash	(10,056)
Other	(666)
Balance, December 31, 2019	14,423	$ 13,286
Less: current portion	6,269
Non-current portion	$ 8,154